Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration on Sales Revenues - USD ($)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Schedule of Concentration on Sales Revenues [Abstract]
Third party sales revenues		$ 573,139
Third party sales revenues, percentage		93.00%
Related party sales revenues	$ 2,278,353
Related party sales revenues, percentage	100.00%
Third party franchise revenues
Third party franchise revenues, percentage
Related party franchise revenues	$ 2,885	$ 13,527
Related party franchise revenues, percentage		3.00%
Third party other revenues		$ 28,149
Third party other revenues, percentage		4.00%
Related party other revenues
Related party other revenues, percentage
Total	$ 2,281,238	$ 614,815
Total, percentage	100.00%	100.00%